Property, Plant & Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment - gross	$ 18,695	$ 20,085
Less: Accumulated depreciation	13,361	14,390
Property, plant and equipment - net (Note M)	5,334	5,694
Land and land improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment - gross	213	224
Buildings and building and leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment - gross	5,678	6,049
Information technology equipment including rental machines
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment - gross	9,643	10,589
Production, engineering, office and other equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment - gross	$ 3,161	$ 3,222